Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares without nominal value
Amount Registered | shares	9,955,890
Proposed Maximum Offering Price per Unit	1.341
Maximum Aggregate Offering Price	$ 13,350,848.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,843.75
Offering Note	Represents common shares with no nominal value (the "Shares"), which may be represented by American Depositary Shares, evidenced by American Depositary Receipts, each having ten Shares, as underlying securities ("ADS"). ADSs issuable upon deposit of Shares registered hereby were registered pursuant to a separation Registration Statement on Form F-6 (File No. 333-279573). Only ADSs trade on the New York Stock Exchange ("NYSE"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional Shares that may become issuable under the terms of the Compensation Plan of Aerovias de Mexico, S.A. (contained within Irrevocable Trust Administration Contract No. F/00031) by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding Shares. Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Registrant's ADSs (which each represent ten Shares) on the NYSE on March 13, 2026. The Registrant does not have any fee offsets to claim.